Investor A Institutional [Member] Annual Fund Operating Expenses - Investor A, Institutional - iShares MSCI EAFE International Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Investor A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.08%
Component2 Other Expenses		[2]
Other Expenses (as a percentage of Assets):	0.08%	[2]
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement		[1],[2]
Net Expenses (as a percentage of Assets)	0.34%	[1],[2]
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.01%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.08%
Component2 Other Expenses		[2]
Other Expenses (as a percentage of Assets):	0.08%	[2]
Expenses (as a percentage of Assets)	0.09%
Fee Waiver or Reimbursement		[1],[2]
Net Expenses (as a percentage of Assets)	0.09%	[1],[2]

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 42, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Corporation or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent directors of the Corporation, counsel to such independent directors and the independent registered public accounting firm that provides audit services to the Fund. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund for Independent Expenses through June 30, 2036. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to July 1, 2036 without the consent a majority of the non-interested directors of the Corporation (with 90 days’ notice) or by a vote of the majority of outstanding voting securities of the Fund.